N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06153

Viking Mutual Funds
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31

Date of reporting period: April 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. SCHEDULE OF INVESTMENTS

KANSAS MUNICIPAL FUND
Schedule of Investments April 30, 2018 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (98.2%)

Education (1.4%)
Kansas Development Finance Authority 5.000% 09/01/39	$200,000	$206,934
Kansas Development Finance Authority 5.000% 06/01/27	250,000	269,025
Sedgwick County Unified School District No 266 Maize 5.250% 09/01/20	345,000	349,040
Sedgwick County Unified School District No 266 Maize 5.250% 09/01/20	15,000	15,173
		840,172
General Obligation (47.3%)
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/27	250,000	284,362
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/28	250,000	281,872
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/29	250,000	279,562
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/30	250,000	278,492
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/31	500,000	555,155
Butler County Unified School District No 402 Augusta 5.250% 09/01/21	560,000	566,502
Butler County Unified School District No 402 Augusta 4.000% 09/01/30	250,000	273,230
Butler County Unified School District No 385 Andover 5.000% 09/01/18	500,000	505,510
County of Clay KS 4.000% 10/01/36	500,000	512,150
Cowley County Unified School District No 470 Arkansas City 5.500% 09/01/21	100,000	101,190
Cowley County Unified School District No 470 Arkansas City 4.750% 09/01/27	490,000	495,522
Dickinson County Unified School District No 473 Chapman 5.000% 09/01/27	325,000	338,998
Dickinson County Unified School District No 473 Chapman 4.400% 09/01/29	100,000	103,518
Douglas County Unified School District No 348 Baldwin City 4.000% 09/01/30	250,000	271,835
Douglas County Unified School District No 491 Eudora 5.500% 09/01/24	250,000	253,137
Douglas County Unified School District No 491 Eudora 5.000% 09/01/23	375,000	390,997
Douglas County Unified School District No 491 Eudora 5.125% 09/01/29	250,000	261,075
*Franklin County Unified School District No 290 Ottawa 5.000% 09/01/40	3,000,000	3,285,390
Harvey County Unified School District No 373 Newton 4.000% 09/01/18	250,000	252,210
Harvey County Unified School District No 373 Newton 5.000% 09/01/23	200,000	202,354
Harvey County Unified School District No 373 Newton 5.000% 09/01/25	1,000,000	1,011,770
Jackson County Unified School District No 336 Holton 5.000% 09/01/29	135,000	151,041
Jackson County Unified School District No 336 Holton 5.000% 09/01/34	140,000	156,635
Jackson County Unified School District No 336 Holton 5.000% 09/01/29	115,000	128,614
Jackson County Unified School District No 336 Holton 5.000% 09/01/34	110,000	123,022
Johnson & Miami Counties Unified School District No 230 Spring Hills 4.000% 09/01/36	500,000	520,120
Johnson County Unified School District No 231 Gardner Edgerton 5.000% 10/01/25	250,000	283,203
Johnson County Unified School District No 233 Olathe 4.000% 09/01/29	500,000	540,830
Johnson County Unified School District No 233 Olathe 4.000% 09/01/18	150,000	151,397
City of Junction City KS 5.000% 09/01/25	5,000	5,005
City of Junction City KS 4.250% 09/01/21	100,000	103,294
City of Junction City KS 4.400% 09/01/22	100,000	103,491
City of Junction City KS 4.500% 09/01/23	100,000	103,622
Leavenworth County Unified School District No 453 5.250% 03/01/24	200,000	209,706
Leavenworth County Unified School District No 453 4.750% 09/01/25	300,000	313,401
*Leavenworth County Unified School District No 453 5.125% 03/01/29	1,000,000	1,048,110
Leavenworth County Unified School District No 458 5.000% 09/01/29	500,000	558,350
Leavenworth County Unified School District No 469 4.000% 09/01/30	320,000	339,056
Leavenworth County Unified School District No 469 4.000% 09/01/31	1,000,000	1,037,450
Leavenworth County Unified School District No 469 4.000% 09/01/32	835,000	864,551
Wichita County Unified School District 467 Leoti 5.000% 10/01/18	100,000	101,465
City of Manhattan KS 5.000% 11/01/28	130,000	132,053
Miami County Unified School District No 368 Paola 5.000% 09/01/27	135,000	147,637
Miami County Unified School District No 368 Paola 5.000% 09/01/27	105,000	114,864
Miami County Unified School District No 368 Paola 5.000% 09/01/27	10,000	10,909
Neosho County Unified School District No 413 4.000% 09/01/31	250,000	259,978
City of Newton KS 5.000% 09/01/21	100,000	104,266
City of Newton KS 4.750% 09/01/29	435,000	452,130
City of Park City KS 5.100% 12/01/20	200,000	210,638
City of Park City KS 5.500% 12/01/24	100,000	105,943
City of Park City KS 6.000% 12/01/29	500,000	533,610
City of Park City KS 5.375% 12/01/25	250,000	263,845
County of Scott KS 5.000% 04/01/32	500,000	567,555
Sedgwick County Unified School District No 261 Haysville 5.000% 11/01/21	5,000	5,010
Sedgwick County Unified School District No 262 Valley Center 5.000% 09/01/18	100,000	101,197
Sedgwick County Unified School District No 262 Valley Center 5.000% 09/01/28	485,000	490,805
Sedgwick County Unified School District No 262 Valley Center 5.000% 09/01/28	15,000	15,153
Sedgwick County Unified School District No 262 Valley Center 5.000% 09/01/24	245,000	247,666
Sedgwick County Unified School District No 262 Valley Center 5.000% 09/01/24	5,000	5,056
Sedgwick County Unified School District No 262 Valley Center 5.000% 09/01/35	595,000	684,649
Sedgwick County Unified School District No 262 Valley Center 5.000% 09/01/35	405,000	448,205
Sedgwick County Unified School District No 265 Goddard 4.250% 10/01/20	750,000	759,188
Sedgwick County Unified School District No 265 Goddard 4.500% 10/01/26	250,000	253,163
Sedgwick County Unified School District No 266 Maize 5.250% 09/01/19	215,000	217,518
Sedgwick County Unified School District No 266 Maize 5.250% 09/01/19	10,000	10,119
County of Seward KS 5.000% 08/01/34	260,000	278,099
County of Seward KS 5.000% 08/01/34	240,000	254,899
Seward County Unified School District No 480 Liberal 5.000% 09/01/34	500,000	560,950
Seward County Unified School District No 480 Liberal 4.250% 09/01/39	500,000	543,520
Seward County Unified School District No 480 Liberal 5.000% 09/01/33	85,000	95,224
Seward County Unified School District No 480 Liberal 5.000% 09/01/33	85,000	94,354
Seward County Unified School District No 480 Liberal 5.000% 09/01/33	330,000	366,462
City of Wichita KS 4.500% 09/01/22	150,000	151,755
City of Wichita KS 4.750% 09/01/27	180,000	181,895
Wyandotte County Kansas City Unified Government 4.000% 08/01/31	700,000	748,272
Wyandotte County Unified School District No 202 Turner 5.250% 09/01/18	100,000	101,315
Wyandotte County Unified School District No 202 Turner 5.000% 09/01/25	250,000	282,855
Wyandotte County Unified School District No 500 Kansas City 5.000% 09/01/26	1,000,000	1,153,400
		28,301,351
Health Care (17.6%)
Ashland Public Building Commission 5.000% 09/01/30	1,020,000	1,074,529
Ashland Public Building Commission 5.000% 09/01/35	500,000	520,935
Ashland Public Building Commission 5.000% 09/01/32	550,000	582,060
Kansas Development Finance Authority 5.000% 06/15/39	1,000,000	1,024,810
Kansas Development Finance Authority 5.000% 01/01/40	435,000	459,208
Kansas Development Finance Authority 5.000% 01/01/40	65,000	67,159
Kansas Development Finance Authority 5.150% 11/15/23	5,000	5,228
Kansas Development Finance Authority 5.250% 11/15/24	5,000	5,234
Kansas Development Finance Authority 5.500% 11/15/29	5,000	5,254
Kansas Development Finance Authority 5.150% 11/15/23	245,000	256,679
Kansas Development Finance Authority 5.250% 11/15/24	245,000	258,242
Kansas Development Finance Authority 5.500% 11/15/29	95,000	99,781
Kansas Development Finance Authority 5.000% 05/15/25	250,000	257,573
Kansas Development Finance Authority 5.000% 05/15/35	1,000,000	1,032,810
Kansas Development Finance Authority 5.000% 03/01/28	755,000	789,609
Kansas Development Finance Authority 4.125% 11/15/27	100,000	105,079
City of Manhattan KS 5.000% 11/15/23	250,000	275,270
City of Manhattan KS 5.000% 11/15/24	250,000	274,718
City of Manhattan KS 5.000% 11/15/29	500,000	541,000
City of Olathe KS 5.000% 09/01/30	250,000	260,225
City of Olathe KS 4.000% 09/01/28	250,000	258,032
City of Olathe KS 4.000% 09/01/30	445,000	457,300
University of Kansas Hospital Authority 4.000% 09/01/40	500,000	502,930
University of Kansas Hospital Authority 5.000% 09/01/35	500,000	550,850
University of Kansas Hospital Authority 5.000% 03/01/31	500,000	567,530
City of Wichita KS 5.000% 11/15/29	300,000	329,664
		10,561,709
Other Revenue (12.7%)
City of Dodge City KS 5.000% 06/01/21	310,000	320,819
City of Dodge City KS 4.400% 06/01/25	350,000	360,003
City of Dodge City KS 4.500% 06/01/28	100,000	102,965
*City of Dodge City KS 5.250% 06/01/31	1,000,000	1,037,570
Kansas Development Finance Authority 4.125% 05/01/31	500,000	515,180
Kansas Development Finance Authority 5.000% 11/01/34	500,000	519,075
Kansas Development Finance Authority 5.000% 05/01/35	250,000	256,050
City of Manhattan KS 5.000% 12/01/26	470,000	479,729
City of Manhattan KS 4.500% 12/01/25	500,000	525,180
*City of Manhattan KS 5.000% 12/01/32	1,000,000	1,061,300
County of Neosho KS 4.000% 10/01/23	500,000	513,675
Topeka Public Building Commission 5.000% 06/01/22	255,000	260,781
Washington County Public Building Commission 5.000% 09/01/32	500,000	558,530
Washington County Public Building Commission 5.000% 09/01/37	400,000	446,824
Washington County Public Building Commission 4.000% 09/01/28	500,000	536,650
Washington County Public Building Commission 4.000% 09/01/28	100,000	105,143
		7,599,474
Transportation (2.8%)
State of Kansas Department of Transportation 5.000% 09/01/33	500,000	574,970
State of Kansas Department of Transportation 5.000% 09/01/34	500,000	571,280
State of Kansas Department of Transportation 5.000% 09/01/35	250,000	285,880
Kansas Development Finance Authority 4.625% 10/01/26	250,000	252,902
		1,685,032
Utilities (16.4%)
Chisholm Creek Utility Authority 4.000% 09/01/29	250,000	266,227
*Kansas Municipal Energy Agency 5.750% 07/01/38	1,000,000	1,118,370
Kansas Municipal Energy Agency 5.000% 04/01/30	250,000	278,935
Kansas Municipal Energy Agency 5.000% 04/01/32	500,000	553,470
Kansas Municipal Energy Agency 5.000% 04/01/33	745,000	821,407
Kansas Municipal Energy Agency 5.000% 04/01/38	1,000,000	1,087,960
Kansas Municipal Energy Agency 5.000% 04/01/35	300,000	328,347
Kansas Power Pool 4.500% 12/01/28	500,000	518,830
Kansas Power Pool 5.000% 12/01/31	750,000	808,583
Kansas Power Pool 4.000% 12/01/31	500,000	525,190
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/24	200,000	205,198
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/29	500,000	512,995
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/36	250,000	266,897
*Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/32	1,250,000	1,385,750
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/35	500,000	550,170
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/28	500,000	568,505
		9,796,834

TOTAL MUNICIPAL BONDS (COST: $57,449,701)		$58,784,572

OTHER ASSETS LESS LIABILITIES (1.8%)		1,061,762

NET ASSETS (100.0%)		$59,846,334

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

NEBRASKA MUNICIPAL FUND
Schedule of Investments April 30, 2018 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (98.6%)

Education (21.5%)
County of Douglas NE 5.500% 07/01/2030	$350,000	$376,565
*County of Douglas NE 5.875% 07/01/2040	1,500,000	1,625,745
Douglas County Hospital Authority No 2 4.750% 09/01/2028	200,000	201,914
Nebraska Educational Health & Social Services Finance Authority 5.050% 09/01/2030	250,000	270,190
Nebraska Elementary & Secondary School Finance Authority 4.750% 09/01/2028	250,000	252,233
University of Nebraska Facilities Corp 5.000% 12/15/2025	1,500,000	1,764,525
University of Nebraska 5.000% 07/01/2035	1,500,000	1,685,475
University of Nebraska 5.000% 05/15/2035	500,000	563,005
University of Nebraska 5.000% 05/15/2033	250,000	285,468
University of Nebraska 5.000% 05/15/2033	600,000	600,804
University of Nebraska 4.000% 07/01/2024	250,000	255,298
University of Nebraska 4.500% 05/15/2030	250,000	262,465
University of Nebraska 5.000% 05/15/2035	275,000	291,451
University of Nebraska 5.000% 07/01/2042	1,000,000	1,081,920
University of Nebraska 5.000% 07/01/2038	250,000	274,765
		9,791,823
General Obligation (27.9%)
Omaha School District 5.000% 12/15/2029	1,630,000	1,932,202
Elkhorn School District 4.000% 12/15/2034	300,000	312,504
Elkhorn School District 4.000% 12/15/2030	500,000	529,635
#Elkhorn School District 4.000% 12/15/2034	500,000	525,410
Hall County Airport Authority 5.000% 07/15/2030	410,000	437,035
Hall County Airport Authority 5.000% 07/15/2031	435,000	462,901
Grand Island Public Schools 5.000% 12/15/2033	500,000	558,785
Grand Island Public Schools 5.000% 12/15/2039	500,000	560,860
City of Omaha NE 5.000% 04/15/2025	750,000	871,313
City of Omaha NE 5.000% 04/15/2027	955,000	1,119,021
City of Omaha NE 5.000% 04/15/2028	500,000	582,730
City of Omaha NE 5.000% 10/15/2025	45,000	47,017
City of Omaha NE 5.000% 10/15/2025	205,000	214,803
Papillion La Vista School District 5.000% 12/01/2028	250,000	254,523
Papio Missouri River Natural Resource District 5.000% 12/15/2026	250,000	253,095
Papio Missouri River Natural Resource District 4.000% 12/15/2030	1,000,000	1,024,620
Platte County School District No 1 Columbus Public Schools 5.000% 12/15/2039	750,000	834,998
City of Ralston NE 4.500% 09/15/2031	400,000	358,812
Gretna Public Schools 5.000% 12/15/2035	250,000	280,068
Scotts Bluff County School District No 32 5.000% 12/01/2031	250,000	284,508
City of Sidney NE 4.000% 12/15/2036	1,250,000	1,290,050
		12,734,890
Health Care (7.3%)
Adams County Hospital Authority No 1 5.250% 12/15/2033	250,000	251,085
Douglas County Hospital Authority No 2 5.500% 01/01/2030	500,000	523,770
Douglas County Hospital Authority No 2 5.000% 05/15/2027	200,000	229,274
Douglas County Hospital Authority No 3 5.500% 11/01/2038	795,000	809,413
Douglas County Hospital Authority No 3 5.500% 11/01/2038	415,000	422,524
Lincoln County Hospital Authority No 1 5.000% 11/01/2023	250,000	270,397
Lincoln County Hospital Authority No 1 5.000% 11/01/2024	250,000	270,136
Lincoln County Hospital Authority No 1 5.000% 11/01/2025	250,000	270,530
Lincoln County Hospital Authority No 1 5.000% 11/01/2032	250,000	260,168
		3,307,297
Housing (1.7%)
Hospital Authority No 1 of Lancaster County 5.500% 01/01/2030	250,000	261,884
Sarpy County Hospital Authority No 1 5.500% 01/01/2030	500,000	523,770
		785,654
Other Revenue (6.4%)
West Haymarket Joint Public Agency 5.000% 12/15/2042	750,000	819,307
Nebraska Cooperative Republican Platte Enhancement Project 5.125% 12/15/2033	250,000	254,163
Nebraska Cooperative Republican Platte Enhancement Project 5.000% 12/15/2038	160,000	162,550
Nebraska Cooperative Republican Platte Enhancement Project 4.000% 12/15/2026	250,000	259,393
Omaha Public Facilities Corp 4.000% 11/15/2031	115,000	115,944
*City of Omaha NE 5.000% 02/01/2027	1,000,000	1,104,940
Upper Republican Natural Resource District 4.000% 12/15/2024	200,000	202,990
		2,919,287
Transportation (2.5%)
City of Lincoln NE 5.500% 08/15/2031	500,000	544,315
Omaha Airport Authority 5.000% 12/15/2027	500,000	576,815
		1,121,130
Utilities (31.3%)
*Central Plains Energy Project 5.000% 09/01/2027	2,000,000	2,146,780
Central Plains Energy Project 5.250% 09/01/2037	500,000	547,880
Central Plains Energy Project 5.000% 09/01/2042	500,000	536,694
City of Columbus NE Combined Revenue 4.000% 12/15/2032	100,000	105,157
City of Grand Island NE Sewer System Revenue 5.000% 09/15/2026	250,000	280,370
City of Hastings NE Combined Utility Revenue 4.000% 10/15/2032	500,000	522,255
*City of Lincoln NE Electric System Revenue 5.000% 09/01/2037	1,000,000	1,093,050
City of Lincoln NE Solid Waste Management Revenue 4.000% 08/01/2025	275,000	298,705
City of Lincoln NE Solid Waste Management Revenue 4.000% 08/01/2027	400,000	431,292
City of Lincoln NE Water Revenue 4.000% 08/15/2025	250,000	256,650
City of Lincoln NE Water Revenue 4.500% 08/15/2034	250,000	256,205
Metropolitan Utilities District of Omaha 4.000% 12/15/2026	250,000	266,798
Municipal Energy Agency of Nebraska 5.125% 04/01/2024	195,000	201,010
Municipal Energy Agency of Nebraska 5.000% 04/01/2030	500,000	545,500
Municipal Energy Agency of Nebraska 5.000% 04/01/2032	100,000	108,672
Nebraska Public Power District 5.000% 01/01/2041	250,000	280,138
*Nebraska Public Power District 5.000% 01/01/2036	2,355,000	2,615,769
Nebraska Public Power District 5.000% 01/01/2030	500,000	549,445
City of Omaha NE Sewer Revenue 5.000% 11/15/2029	250,000	285,838
City of Omaha NE Sewer Revenue 5.000% 11/15/2030	250,000	284,385
City of Omaha NE Sewer Revenue 5.000% 11/15/2031	500,000	566,850
City of Omaha NE Sewer Revenue 4.000% 04/01/2035	250,000	259,860
Omaha Public Power District Nebraska City Station Unit 2 5.000% 02/01/2032	250,000	280,750
Omaha Public Power District Nebraska City Station Unit 2 5.000% 02/01/2031	445,000	505,636
Omaha Public Power District Nebraska City Station Unit 2 4.000% 02/01/2032	400,000	418,296
Omaha Public Power District Nebraska City Station Unit 2 4.000% 02/01/2035	365,000	378,784
Southern Public Power District 5.000% 12/15/2023	250,000	255,340
		14,278,109

TOTAL MUNICIPAL BONDS (COST: $44,179,998)		$44,938,190

OTHER ASSETS LESS LIABILITIES (1.4%)		625,080

NET ASSETS (100.0%)		$45,563,270

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
#When-issued purchase as of April 30, 2018.

OKLAHOMA MUNICIPAL BOND
Schedule of Investments April 30, 2018 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (98.8%)

Education (19.7%)
Okarche Economic Development Authority 5.000% 09/01/23	$250,000	$273,655
Oklahoma Agricultural & Mechanical Colleges 5.000% 07/01/39	140,000	145,121
Oklahoma Agricultural & Mechanical Colleges 4.400% 08/01/39	740,000	766,388
*Oklahoma City Community College/OK 4.375% 07/01/30	750,000	774,825
Oklahoma Development Finance Authority 4.400% 12/01/29	250,000	257,435
Oklahoma Development Finance Authority 5.000% 06/01/39	500,000	550,510
Oklahoma Development Finance Authority 5.000% 06/01/29	250,000	283,640
Oklahoma Development Finance Authority 5.000% 06/01/34	500,000	558,380
Oklahoma Development Finance Authority 5.000% 06/01/39	500,000	548,480
Oklahoma Development Finance Authority 4.000% 08/01/30	280,000	294,291
Oklahoma Development Finance Authority 4.000% 08/01/31	290,000	303,792
Oklahoma Development Finance Authority 4.000% 08/01/32	305,000	318,624
Oklahoma Development Finance Authority 4.000% 08/01/33	315,000	327,984
University of Oklahoma/The 5.000% 07/01/36	1,000,000	1,005,300
University of Oklahoma/The 5.000% 07/01/37	290,000	316,628
University of Oklahoma/The 5.000% 07/01/36	500,000	553,010
University of Oklahoma/The 4.000% 07/01/40	650,000	667,375
University of Oklahoma/The 5.000% 07/01/38	500,000	550,385
		8,495,823
General Obligation (2.9%)
City of Broken Arrow OK 4.125% 08/01/31	180,000	188,129
*City of Oklahoma City OK 4.000% 03/01/24	1,000,000	1,081,320
		1,269,449
Health Care (7.3%)
Oklahoma Development Finance Authority 5.000% 08/15/25	350,000	407,645
Oklahoma Development Finance Authority 5.000% 08/15/29	250,000	282,735
Oklahoma Development Finance Authority 4.000% 08/15/38	250,000	253,212
Oklahoma Development Finance Authority 5.000% 08/15/23	290,000	317,756
Oklahoma Development Finance Authority 5.000% 08/15/24	220,000	243,049
Oklahoma Development Finance Authority 5.000% 08/15/25	220,000	245,967
Oklahoma Development Finance Authority 5.000% 08/15/29	345,000	387,873
Oklahoma Development Finance Authority 5.000% 08/15/33	175,000	192,622
Oklahoma Development Finance Authority 5.000% 02/15/42	250,000	276,080
Oklahoma Development Finance Authority 5.000% 07/01/35	250,000	266,665
Tulsa County Industrial Authority 4.600% 02/01/35	250,000	256,682
		3,130,286
Other Revenue (25.0%)
Collinsville Municipal Authority 5.000% 03/01/35	275,000	292,317
Collinsville Municipal Authority 5.000% 03/01/40	250,000	265,742
City of Oklahoma City OK 5.000% 03/01/32	250,000	264,425
City of Oklahoma City OK 5.000% 03/01/34	500,000	522,555
City of Oklahoma City OK 5.000% 03/01/33	250,000	262,105
Oklahoma City Public Property Authority 4.500% 10/01/31	155,000	155,166
Oklahoma City Public Property Authority 5.000% 10/01/27	350,000	399,364
Oklahoma City Public Property Authority 5.000% 10/01/28	400,000	454,412
Oklahoma City Public Property Authority 5.000% 10/01/29	625,000	706,019
Oklahoma City Public Property Authority 5.000% 10/01/36	230,000	252,641
Oklahoma City Public Property Authority 5.000% 10/01/39	835,000	910,593
Oklahoma Water Resources Board 5.000% 10/01/29	250,000	286,515
Oklahoma Water Resources Board 5.000% 10/01/33	500,000	564,990
Oklahoma Water Resources Board 5.000% 10/01/29	250,000	292,610
Okmulgee County Governmental Building Authority 4.250% 12/01/35	500,000	516,360
Pawnee County Public Programs Authority 4.875% 02/01/30	145,000	152,610
*Rogers County Industrial Development Authority 4.900% 04/01/35	500,000	528,335
Sand Springs Municipal Authority 4.250% 01/01/35	250,000	268,970
Sand Springs Municipal Authority 4.000% 01/01/36	500,000	516,765
Tahlequah Public Facilities Authority 4.000% 04/01/23	550,000	579,683
Tulsa County Industrial Authority 3.000% 09/01/27	245,000	243,410
Tulsa County Public Facilities Authority 3.000% 11/01/22	500,000	512,510
Tulsa Airports Improvement Trust 5.000% 06/01/23	420,000	449,555
Tulsa Airports Improvement Trust 5.000% 06/01/24	230,000	245,233
Tulsa Airports Improvement Trust 5.250% 06/01/25	245,000	262,721
Tulsa Airports Improvement Trust 5.250% 06/01/26	360,000	385,618
Tulsa Parking Authority 4.000% 07/01/25	500,000	521,560
		10,812,784
Transportation (6.9%)
Oklahoma Capitol Improvement Authority 4.000% 10/01/24	800,000	849,520
Oklahoma Capitol Improvement Authority 4.000% 10/01/25	1,000,000	1,059,520
Oklahoma Turnpike Authority 5.000% 01/01/28	250,000	268,380
Oklahoma Turnpike Authority 4.000% 01/01/31	500,000	517,790
Oklahoma Turnpike Authority 5.000% 01/01/30	250,000	270,003
		2,965,213
Utilities (37.0%)
Clinton Public Works Authority 4.000% 12/01/34	750,000	776,183
Clinton Public Works Authority 4.000% 12/01/39	500,000	511,275
Coweta Public Works Authority 4.000% 08/01/32	1,000,000	1,019,330
Glenpool Utility Services Authority 5.100% 12/01/35	250,000	267,423
Grand River Dam Authority 5.000% 06/01/27	1,000,000	1,002,770
Grand River Dam Authority 4.800% 06/01/33	200,000	200,520
*Grand River Dam Authority 5.250% 06/01/40	2,000,000	2,122,820
Grand River Dam Authority 5.000% 06/01/33	500,000	558,330
Holdenville Public Works Authority 5.000% 11/01/33	620,000	674,789
Miami Special Utility Authority 4.000% 12/01/36	500,000	516,230
*Midwest City Municipal Authority 5.000% 03/01/25	2,000,000	2,152,120
Oklahoma City Water Utilities Trust 4.000% 07/01/34	250,000	256,620
Oklahoma City Water Utilities Trust 5.000% 07/01/31	250,000	272,030
Oklahoma City Water Utilities Trust 5.000% 07/01/34	100,000	113,109
Oklahoma City Water Utilities Trust 4.000% 07/01/39	175,000	180,798
Oklahoma City Water Utilities Trust 5.000% 07/01/34	250,000	286,238
*Oklahoma Municipal Power Authority 5.750% 01/01/24	1,180,000	1,245,938
Oklahoma Municipal Power Authority 5.000% 01/01/38	575,000	639,607
Oklahoma Water Resources Board 5.000% 04/01/28	500,000	515,075
Oklahoma Water Resources Board 5.000% 04/01/32	140,000	153,948
Oklahoma Water Resources Board 4.000% 04/01/25	150,000	159,764
Sallisaw Municipal Authority 4.450% 01/01/28	100,000	102,884
Sapulpa Municipal Authority 5.000% 04/01/28	750,000	825,135
Seminole Utilities Authority 3.000% 09/01/24	100,000	100,078
Seminole Utilities Authority 3.150% 09/01/25	380,000	380,977
Seminole Utilities Authority 3.300% 09/01/26	315,000	319,152
Tulsa Metropolitan Utility Authority 5.000% 10/01/25	500,000	592,580
		15,945,723

TOTAL MUNICIPAL BONDS (COST: $41,916,908)		$42,619,278

OTHER ASSETS LESS LIABILITIES (1.2%)		511,033

NET ASSETS (100.0%)		$43,130,311

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

MAINE MUNICIPAL FUND
Schedule of Investments April 30, 2018 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (99.0%)

Education (16.8%)
Maine Educational Loan Authority 5.875% 12/01/2039	$115,000	$118,539
Maine Educational Loan Authority 4.450% 12/01/2025	100,000	104,145
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2039	750,000	836,415
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2034	250,000	278,753
Maine Health & Higher Educational Facilities Authority 4.750% 07/01/2031	250,000	264,910
Maine Health & Higher Educational Facilities Authority 4.000% 07/01/2024	270,000	288,770
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2026	940,000	1,081,884
Regional School Unit No 1 Lower Kennebec Region School Unit 5.000% 02/01/2026	100,000	107,407
		3,080,823
General Obligation (31.0%)
City of Auburn ME 4.500% 09/01/2022	100,000	109,328
City of Auburn ME 5.000% 09/01/2021	250,000	271,322
City of Bangor ME 4.000% 09/01/2024	155,000	156,114
City of Biddeford ME 4.000% 10/01/2026	250,000	277,720
Town of Gorham ME 4.000% 10/01/2023	100,000	105,549
Town of Gray ME 4.000% 10/15/2026	280,000	288,663
Town of Gray ME 4.000% 10/15/2027	280,000	288,663
State of Maine 4.000% 06/01/2020	150,000	158,237
State of Maine 5.000% 06/01/2025	500,000	588,625
Maine State Housing Authority 5.000% 06/15/2024	250,000	263,380
City of Portland ME 4.250% 05/01/2029	150,000	153,303
City of Portland ME 4.125% 10/01/2029	100,000	102,540
City of Portland ME 5.000% 08/01/2021	125,000	138,006
City of Portland ME 5.000% 08/01/2022	125,000	137,995
City of Portland ME 5.000% 04/01/2028	250,000	300,458
City of Saco ME 4.000% 04/01/2028	100,000	103,277
#City of Saco ME 5.000% 10/01/2030	250,000	302,035
Town of Scarborough ME 4.000% 11/01/2028	100,000	106,526
Maine School Administration District No 15 4.000% 11/01/2026	145,000	162,213
Maine School Administration District No 15 4.000% 11/01/2027	145,000	163,293
Maine School Administrative District No 51 4.250% 10/15/2029	250,000	258,593
Maine School Administrative District No 51 4.000% 10/15/2029	100,000	109,409
City of Waterville ME 4.000% 07/01/2025	135,000	143,020
Wells Ogunquit Community School District 4.000% 11/01/2024	100,000	111,491
City of Westbrook ME 5.000% 10/15/2026	490,000	572,438
#Town of Yarmouth ME 5.000% 11/15/2028	250,000	307,135
		5,679,333
Health Care (27.3%)
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2020	50,000	53,332
Maine Health & Higher Educational Facilities Authority 4.500% 07/01/2031	10,000	10,561
Maine Health & Higher Educational Facilities Authority 5.250% 07/01/2023	10,000	10,722
Maine Health & Higher Educational Facilities Authority 4.500% 07/01/2031	190,000	195,128
Maine Health & Higher Educational Facilities Authority 5.250% 07/01/2023	190,000	202,217
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2020	250,000	265,405
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2040	250,000	262,713
*Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2029	1,000,000	1,097,060
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2030	500,000	552,650
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2031	500,000	547,360
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2023	15,000	17,062
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2023	235,000	265,421
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2022	30,000	30,011
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2039	195,000	202,133
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2026	35,000	36,280
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2039	415,000	426,562
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2026	80,000	82,796
Maine Health & Higher Educational Facilities Authority 5.125% 07/01/2039	245,000	254,229
Maine Health & Higher Educational Facilities Authority 5.125% 07/01/2039	470,000	484,979
		4,996,621
Housing (3.5%)
Maine State Housing Authority 4.000% 11/15/2035	435,000	441,377
Maine State Housing Authority 4.000% 11/15/2030	195,000	198,198
		639,575
Other Revenue (6.1%)
Maine Governmental Facilities Authority 4.000% 10/01/2024	200,000	209,478
Maine Municipal Bond Bank 4.000% 11/01/2038	125,000	128,316
Maine Municipal Bond Bank 5.000% 11/01/2025	125,000	139,868
Maine Municipal Bond Bank 5.000% 11/01/2027	100,000	115,762
Maine Municipal Bond Bank 4.900% 11/01/2024	5,000	5,008
*Puerto Rico Public Finance Corp 5.375% 06/01/2018	515,000	516,390
		1,114,822
Transportation (11.6%)
*Maine Municipal Bond Bank 5.000% 09/01/2024	1,000,000	1,041,580
Maine Municipal Bond Bank 5.000% 09/01/2024	210,000	242,218
Maine Turnpike Authority 4.000% 07/01/2032	250,000	257,430
City of Portland ME General Airport Revenue 5.250% 01/01/2035	250,000	258,310
City of Portland ME General Airport Revenue 5.000% 07/01/2022	100,000	109,939
City of Portland ME General Airport Revenue 5.000% 07/01/2023	100,000	111,167
City of Portland ME General Airport Revenue 5.000% 07/01/2024	100,000	110,506
		2,131,150
Utilities (2.7%)
*Kennebunk Light & Power District 5.000% 08/01/2022	500,000	500,860

TOTAL MUNICIPAL BONDS (COST: $17,875,122)		$18,143,184

OTHER ASSETS LESS LIABILITIES (1.0%)		189,594

NET ASSETS (100.0%)		$18,332,778

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
#When-issued purchase as of April 30, 2018.

NOTE: INVESTMENT IN SECURITIES (unaudited)
As of April 30, 2018, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:
	Kansas Municipal Fund	Nebraska Municipal Fund	Oklahoma Municipal Fund	Maine Municipal Fund
Investments at cost	$57,449,701	$44,179,998	$41,916,908	$17,875,122
Unrealized appreciation	$1,549,725	$940,681	$904,793	$303,146
Unrealized depreciation	($214,854)	($182,489)	($202,423)	($35,084)
Net unrealized appreciation (depreciation)*	$1,334,871	$758,192	$702,370	$268,062

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2018:

Kansas Municipal Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$58,784,572	$0	$58,784,572
Total	$0	$58,784,572	$0	$58,784,572

Nebraska Municipal Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$44,938,190	$0	$44,938,190
Total	$0	$44,938,190	$0	$44,938,190

Oklahoma Municipal Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$42,619,278	$0	$42,619,278
Total	$0	$42,619,278	$0	$42,619,278

Maine Municipal Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$18,143,184	$0	$18,143,184
Total	$0	$18,143,184	$0	$18,143,184

Item 2. CONTROLS AND PROCEDURES.

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”). The registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Viking Mutual Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

June 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

June 27, 2018

By: /s/ Adam Forthun
Adam Forthun
Treasurer

June 27, 2018